Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028469
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$60	1.09%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,473	$10,503
8/16	$10,616	$10,764
9/16	$10,882	$10,903
10/16	$10,955	$10,929
11/16	$10,345	$10,426
12/16	$10,583	$10,449
1/17	$11,125	$11,020
2/17	$11,439	$11,358
3/17	$11,730	$11,644
4/17	$11,935	$11,899
5/17	$12,032	$12,251
6/17	$11,975	$12,375
7/17	$12,626	$13,112
8/17	$12,875	$13,405
9/17	$12,772	$13,351
10/17	$13,070	$13,819
11/17	$13,030	$13,847
12/17	$13,561	$14,344
1/18	$14,661	$15,540
2/18	$14,009	$14,823
3/18	$13,823	$14,547
4/18	$13,422	$14,483
5/18	$12,508	$13,970
6/18	$11,938	$13,389
7/18	$12,287	$13,684
8/18	$11,645	$13,314
9/18	$11,744	$13,243
10/18	$11,127	$12,090
11/18	$11,482	$12,588
12/18	$11,077	$12,254
1/19	$12,341	$13,327
2/19	$11,959	$13,357
3/19	$11,894	$13,469
4/19	$12,168	$13,753
5/19	$11,625	$12,755
6/19	$12,233	$13,551
7/19	$11,977	$13,385
8/19	$11,353	$12,733
9/19	$11,768	$12,976
10/19	$12,225	$13,523
11/19	$12,219	$13,504
12/19	$13,110	$14,512
1/20	$12,316	$13,835
2/20	$11,461	$13,106
3/20	$9,119	$11,087
4/20	$9,745	$12,103
5/20	$9,938	$12,196
6/20	$10,215	$13,092
7/20	$10,739	$14,262
8/20	$10,611	$14,577
9/20	$10,443	$14,343
10/20	$10,424	$14,639
11/20	$11,939	$15,993
12/20	$12,975	$17,168
1/21	$12,987	$17,695
2/21	$13,254	$17,830
3/21	$13,626	$17,561
4/21	$13,769	$17,998
5/21	$14,489	$18,415
6/21	$14,390	$18,447
7/21	$13,812	$17,206
8/21	$14,184	$17,656
9/21	$13,771	$16,954
10/21	$13,790	$17,122
11/21	$13,188	$16,424
12/21	$13,727	$16,732
1/22	$14,019	$16,415
2/22	$13,391	$15,925
3/22	$13,175	$15,565
4/22	$12,464	$14,699
5/22	$12,883	$14,764
6/22	$11,627	$13,783
7/22	$11,760	$13,749
8/22	$11,621	$13,806
9/22	$10,395	$12,188
10/22	$10,521	$11,809
11/22	$11,996	$13,561
12/22	$11,673	$13,370
1/23	$12,727	$14,426
2/23	$12,273	$13,491
3/23	$12,602	$13,899
4/23	$12,721	$13,742
5/23	$12,438	$13,511
6/23	$13,235	$14,024
7/23	$13,795	$14,897
8/23	$13,194	$13,979
9/23	$13,069	$13,614
10/23	$12,811	$13,085
11/23	$13,722	$14,132
12/23	$14,313	$14,684
1/24	$13,812	$14,003
2/24	$14,431	$14,669
3/24	$14,661	$15,032
4/24	$14,751	$15,099
5/24	$15,112	$15,185
6/24	$15,502	$15,784
7/24	$15,641	$15,831
8/24	$16,061	$16,086
9/24	$16,991	$17,160
10/24	$15,975	$16,397
11/24	$15,607	$15,808
12/24	$15,413	$15,786
1/25	$16,090	$16,068
2/25	$16,104	$16,146
3/25	$16,371	$16,249
4/25	$16,796	$16,462
5/25	$17,502	$17,164
6/25	$18,597	$18,196
7/25	$18,713	$18,551
8/25	$19,173	$18,789
9/25	$19,871	$20,133
10/25	$21,021	$20,974
11/25	$21,274	$20,473
12/25	$21,904	$21,085
1/26	$23,983	$22,952
2/26	$25,423	$24,213
3/26	$23,345	$21,050
4/26	$25,638	$24,147
5/26	$27,316	$26,486
6/26	$26,863	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Investor Shares	44.44%	13.30%	10.39%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 484,232,999
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,320,417
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$484,232,999
# of Portfolio Holdings	88
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,320,417

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	28.0%
Financials	23.6%
Communication Services	9.5%
Consumer Discretionary	9.0%
Energy	7.0%
Consumer Staples	5.9%
Industrials	5.6%
Materials	4.4%
Health Care	3.0%
Other (includes short-term investments)	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.5%
MediaTek, Inc.	2.7%
NetEase, Inc.	2.1%
Wiwynn Corp.	2.0%
China Construction Bank Corp., Class H	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
OTP Bank Nyrt	1.8%

C000028468
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$74	1.34%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,468	$10,503
8/16	$10,610	$10,764
9/16	$10,872	$10,903
10/16	$10,945	$10,929
11/16	$10,336	$10,426
12/16	$10,570	$10,449
1/17	$11,110	$11,020
2/17	$11,420	$11,358
3/17	$11,707	$11,644
4/17	$11,910	$11,899
5/17	$12,006	$12,251
6/17	$11,944	$12,375
7/17	$12,591	$13,112
8/17	$12,837	$13,405
9/17	$12,736	$13,351
10/17	$13,030	$13,819
11/17	$12,984	$13,847
12/17	$13,511	$14,344
1/18	$14,605	$15,540
2/18	$13,952	$14,823
3/18	$13,763	$14,547
4/18	$13,362	$14,483
5/18	$12,446	$13,970
6/18	$11,879	$13,389
7/18	$12,222	$13,684
8/18	$11,585	$13,314
9/18	$11,676	$13,243
10/18	$11,062	$12,090
11/18	$11,412	$12,588
12/18	$11,004	$12,254
1/19	$12,262	$13,327
2/19	$11,876	$13,357
3/19	$11,812	$13,469
4/19	$12,081	$13,753
5/19	$11,536	$12,755
6/19	$12,145	$13,551
7/19	$11,888	$13,385
8/19	$11,263	$12,733
9/19	$11,676	$12,976
10/19	$12,120	$13,523
11/19	$12,114	$13,504
12/19	$13,000	$14,512
1/20	$12,202	$13,835
2/20	$11,357	$13,106
3/20	$9,035	$11,087
4/20	$9,650	$12,103
5/20	$9,845	$12,196
6/20	$10,111	$13,092
7/20	$10,631	$14,262
8/20	$10,496	$14,577
9/20	$10,332	$14,343
10/20	$10,314	$14,639
11/20	$11,808	$15,993
12/20	$12,834	$17,168
1/21	$12,841	$17,695
2/21	$13,096	$17,830
3/21	$13,466	$17,561
4/21	$13,606	$17,998
5/21	$14,310	$18,415
6/21	$14,207	$18,447
7/21	$13,636	$17,206
8/21	$14,000	$17,656
9/21	$13,592	$16,954
10/21	$13,610	$17,122
11/21	$13,010	$16,424
12/21	$13,536	$16,732
1/22	$13,821	$16,415
2/22	$13,202	$15,925
3/22	$12,991	$15,565
4/22	$12,285	$14,699
5/22	$12,694	$14,764
6/22	$11,455	$13,783
7/22	$11,586	$13,749
8/22	$11,445	$13,806
9/22	$10,240	$12,188
10/22	$10,355	$11,809
11/22	$11,804	$13,561
12/22	$11,490	$13,370
1/23	$12,522	$14,426
2/23	$12,067	$13,491
3/23	$12,394	$13,899
4/23	$12,509	$13,742
5/23	$12,227	$13,511
6/23	$13,010	$14,024
7/23	$13,555	$14,897
8/23	$12,963	$13,979
9/23	$12,835	$13,614
10/23	$12,579	$13,085
11/23	$13,476	$14,132
12/23	$14,049	$14,684
1/24	$13,557	$14,003
2/24	$14,157	$14,669
3/24	$14,380	$15,032
4/24	$14,460	$15,099
5/24	$14,818	$15,185
6/24	$15,196	$15,784
7/24	$15,331	$15,831
8/24	$15,735	$16,086
9/24	$16,648	$17,160
10/24	$15,651	$16,397
11/24	$15,289	$15,808
12/24	$15,093	$15,786
1/25	$15,749	$16,068
2/25	$15,756	$16,146
3/25	$16,021	$16,249
4/25	$16,432	$16,462
5/25	$17,122	$17,164
6/25	$18,189	$18,196
7/25	$18,293	$18,551
8/25	$18,741	$18,789
9/25	$19,414	$20,133
10/25	$20,538	$20,974
11/25	$20,781	$20,473
12/25	$21,397	$21,085
1/26	$23,417	$22,952
2/26	$24,820	$24,213
3/26	$22,787	$21,050
4/26	$25,021	$24,147
5/26	$26,654	$26,486
6/26	$26,202	$26,113

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Service Shares	44.06%	13.02%	10.11%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 484,232,999
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,320,417
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$484,232,999
# of Portfolio Holdings	88
Portfolio Turnover Rate	22%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$2,320,417

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	28.0%
Financials	23.6%
Communication Services	9.5%
Consumer Discretionary	9.0%
Energy	7.0%
Consumer Staples	5.9%
Industrials	5.6%
Materials	4.4%
Health Care	3.0%
Other (includes short-term investments)	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.5%
MediaTek, Inc.	2.7%
NetEase, Inc.	2.1%
Wiwynn Corp.	2.0%
China Construction Bank Corp., Class H	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
OTP Bank Nyrt	1.8%

C000113248
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Investor Shares	$46	0.90%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
1/19	$10,551	$10,000	$10,000
2/19	$10,749	$10,301	$10,122
3/19	$10,870	$10,436	$10,251
4/19	$10,999	$10,806	$10,418
5/19	$10,672	$10,183	$10,188
6/19	$11,189	$10,854	$10,637
7/19	$11,197	$10,907	$10,648
8/19	$11,097	$10,684	$10,647
9/19	$11,157	$10,912	$10,707
10/19	$11,304	$11,189	$10,879
11/19	$11,494	$11,501	$10,989
12/19	$11,779	$11,845	$11,185
1/20	$11,736	$11,773	$11,223
2/20	$10,968	$10,778	$10,786
3/20	$9,975	$9,352	$9,952
4/20	$10,208	$10,373	$10,593
5/20	$10,424	$10,874	$10,872
6/20	$10,571	$11,162	$11,064
7/20	$10,950	$11,696	$11,505
8/20	$11,276	$12,477	$11,881
9/20	$11,083	$12,047	$11,654
10/20	$10,899	$11,678	$11,481
11/20	$11,549	$13,171	$12,320
12/20	$11,892	$13,729	$12,663
1/21	$11,760	$13,593	$12,545
2/21	$11,804	$13,941	$12,598
3/21	$11,997	$14,405	$12,686
4/21	$12,375	$15,075	$13,061
5/21	$12,542	$15,292	$13,217
6/21	$12,613	$15,520	$13,257
7/21	$12,859	$15,798	$13,464
8/21	$13,048	$16,191	$13,603
9/21	$12,569	$15,519	$13,200
10/21	$13,085	$16,398	$13,558
11/21	$12,904	$16,039	$13,390
12/21	$13,338	$16,724	$13,666
1/22	$12,705	$15,839	$13,165
2/22	$12,479	$15,439	$12,920
3/22	$12,370	$15,862	$12,901
4/22	$11,538	$14,545	$12,011
5/22	$11,584	$14,556	$12,032
6/22	$10,969	$13,295	$11,318
7/22	$11,421	$14,350	$11,888
8/22	$10,917	$13,750	$11,405
9/22	$10,205	$12,472	$10,582
10/22	$10,465	$13,368	$10,925
11/22	$11,119	$14,297	$11,562
12/22	$11,033	$13,690	$11,348
1/23	$11,456	$14,659	$11,936
2/23	$11,061	$14,307	$11,594
3/23	$11,398	$14,749	$11,956
4/23	$11,533	$15,007	$12,087
5/23	$11,264	$14,857	$11,909
6/23	$11,639	$15,756	$12,269
7/23	$11,812	$16,285	$12,517
8/23	$11,632	$15,896	$12,282
9/23	$11,194	$15,210	$11,838
10/23	$10,990	$14,769	$11,595
11/23	$11,744	$16,154	$12,431
12/23	$12,253	$16,947	$12,995
1/24	$12,304	$17,150	$12,983
2/24	$12,569	$17,877	$13,176
3/24	$12,864	$18,452	$13,424
4/24	$12,416	$17,766	$13,006
5/24	$12,844	$18,560	$13,381
6/24	$12,926	$18,937	$13,527
7/24	$13,262	$19,271	$13,833
8/24	$13,618	$19,780	$14,180
9/24	$13,781	$20,143	$14,430
10/24	$13,414	$19,743	$14,045
11/24	$13,720	$20,649	$14,391
12/24	$13,313	$20,111	$14,049
1/25	$13,639	$20,821	$14,337
2/25	$13,710	$20,671	$14,388
3/25	$13,506	$19,750	$14,112
4/25	$13,598	$19,926	$14,382
5/25	$13,903	$21,105	$14,782
6/25	$14,270	$22,016	$15,241
7/25	$14,209	$22,300	$15,226
8/25	$14,582	$22,881	$15,535
9/25	$14,868	$23,617	$15,836
10/25	$15,101	$24,090	$15,974
11/25	$15,239	$24,158	$16,015
12/25	$15,440	$24,353	$16,101
1/26	$15,896	$24,898	$16,356
2/26	$16,256	$25,080	$16,508
3/26	$15,239	$23,483	$15,728
4/26	$16,087	$25,735	$16,581
5/26	$16,458	$26,907	$16,986
6/26	$16,373	$26,714	$16,865

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	14.74%	5.36%	6.80%
MSCI World Index	21.34%	11.47%	15.14%
GDMA Index	10.65%	4.93%	7.87%

Performance Inception Date	Dec. 31, 2018
Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 19,035,304
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,035,304
# of Portfolio Holdings	474
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.1%
Sovereign Debt	14.1%
Financials	13.0%
Industrials	8.6%
Health Care	6.8%
Consumer Discretionary	6.4%
Communication Services	6.0%
Consumer Staples	4.3%
Other (includes short-term investments)	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.1%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.1%
Microsoft Corp.	1.8%
Broadcom, Inc.	1.2%
Micron Technology, Inc.	1.0%
Bermuda Government International Bonds, 2.375%, due 08/20/30	0.9%
Eli Lilly & Co.	0.9%
ASML Holding NV	0.9%

C000113249
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$54	1.05%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	MSCI World Index	GDMA Index
6/16	$10,000	$10,000	$10,000
7/16	$10,280	$10,422	$10,249
8/16	$10,196	$10,431	$10,228
9/16	$10,264	$10,487	$10,284
10/16	$10,009	$10,284	$10,041
11/16	$9,949	$10,431	$9,914
12/16	$10,076	$10,681	$10,010
1/17	$10,298	$10,939	$10,187
2/17	$10,537	$11,242	$10,353
3/17	$10,647	$11,362	$10,416
4/17	$10,826	$11,530	$10,551
5/17	$11,040	$11,774	$10,745
6/17	$11,065	$11,820	$10,761
7/17	$11,321	$12,102	$10,980
8/17	$11,389	$12,119	$11,042
9/17	$11,569	$12,391	$11,116
10/17	$11,749	$12,626	$11,200
11/17	$12,023	$12,899	$11,384
12/17	$12,145	$13,074	$11,480
1/18	$12,667	$13,764	$11,852
2/18	$12,190	$13,194	$11,554
3/18	$12,091	$12,906	$11,489
4/18	$12,082	$13,054	$11,463
5/18	$12,136	$13,136	$11,456
6/18	$12,073	$13,130	$11,428
7/18	$12,352	$13,540	$11,597
8/18	$12,485	$13,708	$11,674
9/18	$12,512	$13,784	$11,657
10/18	$11,771	$12,772	$11,164
11/18	$11,880	$12,917	$11,244
12/18	$11,347	$11,935	$10,931
1/19	$11,973	$12,863	$11,439
2/19	$12,197	$13,250	$11,578
3/19	$12,334	$13,424	$11,727
4/19	$12,481	$13,900	$11,917
5/19	$12,110	$13,098	$11,654
6/19	$12,696	$13,961	$12,167
7/19	$12,706	$14,030	$12,180
8/19	$12,592	$13,743	$12,180
9/19	$12,670	$14,036	$12,247
10/19	$12,827	$14,393	$12,444
11/19	$13,042	$14,794	$12,570
12/19	$13,366	$15,237	$12,795
1/20	$13,307	$15,144	$12,838
2/20	$12,445	$13,864	$12,338
3/20	$11,309	$12,029	$11,384
4/20	$11,574	$13,344	$12,117
5/20	$11,818	$13,988	$12,436
6/20	$11,985	$14,358	$12,656
7/20	$12,416	$15,045	$13,161
8/20	$12,776	$16,050	$13,590
9/20	$12,557	$15,497	$13,331
10/20	$12,348	$15,021	$13,133
11/20	$13,075	$16,942	$14,092
12/20	$13,474	$17,660	$14,486
1/21	$13,324	$17,485	$14,350
2/21	$13,364	$17,933	$14,410
3/21	$13,583	$18,529	$14,511
4/21	$14,011	$19,392	$14,941
5/21	$14,201	$19,671	$15,119
6/21	$14,280	$19,964	$15,165
7/21	$14,549	$20,322	$15,401
8/21	$14,764	$20,828	$15,561
9/21	$14,211	$19,963	$15,100
10/21	$14,805	$21,093	$15,509
11/21	$14,590	$20,631	$15,316
12/21	$15,082	$21,513	$15,633
1/22	$14,365	$20,375	$15,059
2/22	$14,108	$19,859	$14,779
3/22	$13,986	$20,404	$14,757
4/22	$13,043	$18,709	$13,740
5/22	$13,094	$18,724	$13,764
6/22	$12,397	$17,102	$12,947
7/22	$12,910	$18,460	$13,598
8/22	$12,331	$17,688	$13,046
9/22	$11,525	$16,044	$12,104
10/22	$11,819	$17,196	$12,497
11/22	$12,548	$18,391	$13,226
12/22	$12,461	$17,610	$12,981
1/23	$12,930	$18,856	$13,653
2/23	$12,494	$18,403	$13,262
3/23	$12,864	$18,972	$13,677
4/23	$13,017	$19,304	$13,827
5/23	$12,712	$19,111	$13,623
6/23	$13,126	$20,267	$14,034
7/23	$13,333	$20,948	$14,318
8/23	$13,117	$20,448	$14,049
9/23	$12,622	$19,566	$13,541
10/23	$12,403	$18,998	$13,264
11/23	$13,244	$20,779	$14,220
12/23	$13,809	$21,799	$14,864
1/24	$13,866	$22,061	$14,851
2/24	$14,166	$22,996	$15,073
3/24	$14,500	$23,735	$15,356
4/24	$13,993	$22,853	$14,877
5/24	$14,477	$23,874	$15,307
6/24	$14,570	$24,360	$15,474
7/24	$14,950	$24,789	$15,824
8/24	$15,342	$25,444	$16,220
9/24	$15,515	$25,910	$16,506
10/24	$15,100	$25,396	$16,066
11/24	$15,457	$26,562	$16,462
12/24	$14,996	$25,869	$16,071
1/25	$15,342	$26,782	$16,400
2/25	$15,434	$26,589	$16,459
3/25	$15,192	$25,406	$16,143
4/25	$15,307	$25,631	$16,452
5/25	$15,641	$27,149	$16,910
6/25	$16,056	$28,320	$17,435
7/25	$15,987	$28,685	$17,417
8/25	$16,396	$29,433	$17,771
9/25	$16,719	$30,379	$18,114
10/25	$16,983	$30,988	$18,273
11/25	$17,127	$31,075	$18,320
12/25	$17,354	$31,326	$18,418
1/26	$17,869	$32,027	$18,710
2/26	$18,264	$32,262	$18,883
3/26	$17,115	$30,207	$17,992
4/26	$18,073	$33,104	$18,966
5/26	$18,480	$34,611	$19,430
6/26	$18,396	$34,363	$19,292

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Service Shares	14.57%	5.20%	6.29%
MSCI World Index	21.34%	11.47%	13.14%
GDMA Index	10.65%	4.93%	6.79%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 19,035,304
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,035,304
# of Portfolio Holdings	474
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.1%
Sovereign Debt	14.1%
Financials	13.0%
Industrials	8.6%
Health Care	6.8%
Consumer Discretionary	6.4%
Communication Services	6.0%
Consumer Staples	4.3%
Other (includes short-term investments)	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.1%
Apple, Inc.	3.1%
Alphabet, Inc., Class C	2.8%
Amazon.com, Inc.	2.1%
Microsoft Corp.	1.8%
Broadcom, Inc.	1.2%
Micron Technology, Inc.	1.0%
Bermuda Government International Bonds, 2.375%, due 08/20/30	0.9%
Eli Lilly & Co.	0.9%
ASML Holding NV	0.9%

C000028478
Shareholder Report [Line Items]
Fund Name	Lazard Retirement International Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Service Shares	$59	1.13%
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Service Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,234	$10,507
8/16	$10,129	$10,514
9/16	$10,313	$10,643
10/16	$9,835	$10,426
11/16	$9,651	$10,218
12/16	$9,819	$10,567
1/17	$9,955	$10,874
2/17	$10,065	$11,030
3/17	$10,354	$11,333
4/17	$10,651	$11,622
5/17	$11,050	$12,048
6/17	$10,982	$12,027
7/17	$11,347	$12,374
8/17	$11,304	$12,369
9/17	$11,510	$12,677
10/17	$11,691	$12,869
11/17	$11,871	$13,004
12/17	$12,012	$13,213
1/18	$12,611	$13,876
2/18	$11,934	$13,249
3/18	$11,968	$13,011
4/18	$11,979	$13,308
5/18	$11,812	$13,009
6/18	$11,657	$12,850
7/18	$11,835	$13,166
8/18	$11,610	$12,912
9/18	$11,733	$13,024
10/18	$10,866	$11,987
11/18	$10,855	$11,972
12/18	$10,341	$11,391
1/19	$10,918	$12,139
2/19	$11,291	$12,449
3/19	$11,375	$12,527
4/19	$11,700	$12,880
5/19	$11,315	$12,261
6/19	$11,952	$12,988
7/19	$11,712	$12,824
8/19	$11,463	$12,491
9/19	$11,753	$12,849
10/19	$11,994	$13,311
11/19	$12,091	$13,461
12/19	$12,513	$13,898
1/20	$12,284	$13,608
2/20	$11,379	$12,378
3/20	$9,605	$10,726
4/20	$10,160	$11,419
5/20	$10,691	$11,916
6/20	$10,981	$12,322
7/20	$11,427	$12,609
8/20	$12,039	$13,257
9/20	$11,771	$12,913
10/20	$11,249	$12,397
11/20	$12,906	$14,319
12/20	$13,544	$14,985
1/21	$13,251	$14,825
2/21	$13,430	$15,158
3/21	$13,774	$15,506
4/21	$14,246	$15,973
5/21	$14,577	$16,494
6/21	$14,284	$16,308
7/21	$14,361	$16,431
8/21	$14,725	$16,721
9/21	$14,282	$16,235
10/21	$14,647	$16,635
11/21	$13,826	$15,860
12/21	$14,334	$16,672
1/22	$13,774	$15,867
2/22	$13,552	$15,586
3/22	$13,357	$15,686
4/22	$12,549	$14,672
5/22	$12,888	$14,782
6/22	$11,845	$13,410
7/22	$12,301	$14,078
8/22	$11,601	$13,410
9/22	$10,543	$12,155
10/22	$11,049	$12,809
11/22	$12,351	$14,252
12/22	$12,183	$14,263
1/23	$13,286	$15,418
2/23	$12,873	$15,096
3/23	$13,240	$15,470
4/23	$13,424	$15,907
5/23	$12,918	$15,234
6/23	$13,746	$15,927
7/23	$14,007	$16,443
8/23	$13,512	$15,813
9/23	$12,984	$15,273
10/23	$12,564	$14,653
11/23	$13,667	$16,014
12/23	$14,117	$16,864
1/24	$13,993	$16,961
2/24	$14,490	$17,272
3/24	$15,003	$17,840
4/24	$14,475	$17,383
5/24	$15,205	$18,056
6/24	$14,863	$17,765
7/24	$15,515	$18,286
8/24	$16,177	$18,881
9/24	$16,337	$19,055
10/24	$15,312	$18,019
11/24	$15,296	$17,916
12/24	$14,912	$17,509
1/25	$15,793	$18,429
2/25	$16,273	$18,787
3/25	$16,209	$18,711
4/25	$16,850	$19,568
5/25	$17,715	$20,463
6/25	$18,243	$20,914
7/25	$17,907	$20,620
8/25	$18,563	$21,500
9/25	$19,292	$21,911
10/25	$19,292	$22,169
11/25	$19,410	$22,306
12/25	$19,851	$22,976
1/26	$21,070	$24,175
2/26	$22,035	$25,293
3/26	$19,918	$22,690
4/26	$21,036	$24,381
5/26	$21,714	$25,129
6/26	$21,680	$25,145

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Service Shares	18.84%	8.70%	8.05%
MSCI EAFE Index	20.23%	9.05%	9.66%

Updated Performance Information Location [Text Block]

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

AssetsNet	$ 126,136,870
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 402,951
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Total Net Assets	$126,136,870
# of Portfolio Holdings	78
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$402,951

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.3%
Industrials	17.9%
Materials	12.4%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.4%
Other (includes short-term investments)	7.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.2%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Merck KGaA	1.7%